SIGNIFICANT ACCOUNTING POLICIES, Basis of Consolidation (Details) - PEN (S/) S/ in Thousands			12 Months Ended
		Mar. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of consolidation [Abstract]
Assets			S/ 244,821,984	S/ 237,406,163	S/ 187,859,000
Liabilities			217,784,545	211,960,516	161,113,000
Equity			27,037,439	25,445,647	26,746,310	S/ 24,266,076
Net income (loss)			3,671,829	S/ 334,138	S/ 4,352,331
Dividends paid		S/ 441,300	S/ 72,900
Grupo Credito S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[1]		Holding, Peru
Percentage of interest (direct and indirect)	[1]		100.00%	100.00%
Assets	[1]		S/ 218,429,760	S/ 210,298,709
Liabilities	[1]		191,639,807	189,194,894
Equity	[1]		26,789,953	21,103,815
Net income (loss)	[1]		S/ 3,664,520	S/ 274,816
Pacifico Compania de Seguros y Reaseguros S.A and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[2]		Insurance, Peru
Percentage of interest (direct and indirect)	[2]		98.86%	98.81%
Assets	[2]		S/ 16,486,493	S/ 16,020,865
Liabilities	[2]		14,188,938	13,036,221
Equity	[2]		2,297,555	2,984,644
Net income (loss)	[2]		S/ (130,491)	S/ 194,639
Atlantic Security Holding Corporation and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[3]		Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[3]		100.00%	100.00%
Assets	[3]		S/ 11,688,283	S/ 8,593,553
Liabilities	[3]		9,508,250	6,876,666
Equity	[3]		2,180,033	1,716,887
Net income (loss)	[3]		S/ 188,060	S/ 507,303
Credicorp Capital Ltd. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[4]		Capital Markets and asset management, Bermuda
Percentage of interest (direct and indirect)	[4]		100.00%	100.00%
Assets	[4]		S/ 4,692,121	S/ 4,535,200
Liabilities	[4]		3,701,411	3,600,354
Equity	[4]		990,710	934,846
Net income (loss)	[4]		S/ 81,992	S/ (65,575)
CCR Inc. [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[5]		Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[5]		100.00%	100.00%
Assets	[5]		S/ 105,733	S/ 259,373
Liabilities	[5]		104,703	257,996
Equity	[5]		1,030	1,377
Net income (loss)	[5]		S/ (254)	S/ 484
Banco de Credito del Peru and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[6]		Banking, Peru
Percentage of interest (direct and indirect)	[6]		97.74%	97.71%
Assets	[6]		S/ 199,307,837	S/ 195,702,525
Liabilities	[6]		178,545,004	177,367,887
Equity	[6]		20,762,833	18,334,638
Net income (loss)	[6]		S/ 3,662,192	S/ 244,303
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[7]		Banking, Bolivia
Percentage of interest (direct and indirect)	[7]		99.96%	99.96%
Assets	[7]		S/ 13,839,856	S/ 12,533,378
Liabilities	[7]		12,952,609	11,802,383
Equity	[7]		887,247	730,995
Net income (loss)	[7]		S/ 80,752	S/ (65,653)
Prima AFP [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[8]		Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[8]		100.00%	100.00%
Assets	[8]		S/ 839,772	S/ 1,107,706
Liabilities	[8]		265,185	407,536
Equity	[8]		574,587	700,170
Net income (loss)	[8]		S/ 146,057	S/ 148,141
Tenpo SpA and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[9]		Holding, Chile
Percentage of interest (direct and indirect)	[9]		100.00%	100.00%
Assets	[9]		S/ 158,328	S/ 95,693
Liabilities	[9]		43,140	22,453
Equity	[9]		115,188	73,240
Net income (loss)	[9]		S/ (34,362)	S/ (19,912)
Credicorp Holding Colombia S.A.S. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[10]		100.00%	100.00%
Assets	[10]		S/ 3,288,924	S/ 3,229,783
Liabilities	[10]		2,608,445	2,606,724
Equity	[10]		680,479	623,059
Net income (loss)	[10]		S/ 51,723	S/ (60,398)
Credicorp Capital Holding Chile And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[11]		100.00%	100.00%
Assets	[11]		S/ 1,121,622	S/ 915,013
Liabilities	[11]		933,173	744,027
Equity	[11]		188,449	170,986
Net income (loss)	[11]		S/ (6,108)	S/ (16,979)
Credicorp Capital Holding Peru S A And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[12]		100.00%	100.00%
Assets	[12]		S/ 259,348	S/ 358,241
Liabilities	[12]		135,937	228,555
Equity	[12]		123,411	129,686
Net income (loss)	[12]		S/ 31,046	S/ 37,804
Credicorp Capital Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)			100.00%	100.00%
Assets			S/ 1,544,956	S/ 1,630,701
Liabilities			1,378,697	1,438,236
Equity			166,259	192,465
Net income (loss)			S/ 37,147	S/ 45,454
Mibanco - Banco De La Microempresa De Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)			85.58%	83.07%
Assets			S/ 1,392,887	S/ 1,207,875
Liabilities			1,158,575	992,611
Equity			234,312	215,264
Net income (loss)			43,042	(50,742)
Mibanco [Member]
Basis of consolidation [Abstract]
Assets			16,162,600	15,649,500
Liabilities			13,799,600	13,539,500
Equity			2,363,000	2,110,000
Net income (loss)			(266,300)	(379,300)
Banco De Credito De Bolivia [Member]
Basis of consolidation [Abstract]
Assets			13,799,800	12,472,400
Liabilities			12,964,800	11,781,400
Equity			835,000	691,000
Net income (loss)			S/ (72,300)	S/ (74,300)

[1]	Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:
[2]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[3]	Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, see Note 2(a)), was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[4]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:
[5]	CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(ix). These loans are collateralized by transactions performed by BCP.
[6]	BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Peru, hereinafter “the SBS”).
[7]	Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
[8]	Prima AFP is a private pension fund and its activities are regulated by the SBS.
[9]	Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”)
[10]	Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
[11]	Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
[12]	Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.